Other expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other expenses
Intermediated Money Transaction Tax	$ 2,312	$ 1,387	$ 1,266
Corporate and social responsibility	2,050	1,326	1,504
Impairment of property, plant and equipment		1,711	877
Impairment of exploration and evaluation assets	401	0
Impairment Solar - replacement part		385
Impairment Solar - VAT and duty receivables			720
Loss on sale of property, plant and equipment		32
Retirement benefits	27	2,099
Other	288
Other expenses	$ 5,078	$ 6,940	$ 4,367